Financial instruments and financial risk management (Details) - CAD ($)	Sep. 30, 2021	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 23,128,590	$ 27,988,471
At fair value [member]
IfrsStatementLineItems [Line Items]
Cash	23,128,590	27,988,471
Level 1 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Cash	23,128,590	27,988,471
Level 2 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Cash
Level 3 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Cash